SLM Student Loan Trust 2007-3
Quarterly Servicing Report

Distribution Date	10/25/2007
Collection Period	07/01/2007 — 09/30/2007

SLM Funding LLC	- Depositor
Sallie Mae Inc.	- Servicer and Administrator
Deutsche Bank	- Indenture Trustee
Chase Bank USA, National Association	- Eligible Lender Trustee
Southwest Student Services Corp	- Excess Distribution Certificateholder

I. 2007-3 Deal Parameters

		Student Loan Portfolio Characteristics	06/30/2007	Activity	09/30/2007
A	i	Portfolio Balance	$2,681,352,074.33	($232,592,564.19)	$2,448,759,510.14
	ii	Interest to be Capitalized	66,805,684.01		68,892,135.89

	iii	Total Pool	$2,748,157,758.34		$2,517,651,646.03
	iv	Capitalized Interest	40,000,000.00		40,000,000.00
	v	Specified Reserve Account Balance	6,870,394.40		6,294,129.12

	vi	Total Adjusted Pool	$2,795,028,152.74		$2,563,945,775.15

B	i	Weighted Average Coupon (WAC)	6.934%		7.009%
	ii	Weighted Average Remaining Term	122.10		121.44
	iii	Number of Loans	878,053		813,187
	iv	Number of Borrowers	397,297		371,380
	v	Aggregate Outstanding Principal Balance - T-Bill Othe	$0.00		$0.00
	vi	Aggregate Outstanding Principal Balance - T-Bill	$237,397,158.22		$215,882,138.10
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$2,510,760,600.12		$2,301,769,507.93
	viii	Pool Factor	0.914873648		0.838137162

						% of O/S		% of O/S
	Notes			Spread	Balance 7/25/2007	Securities	Balance 10/25/2007	Securities
C	i	A-1 Notes	78443YAA4	-0.010%	$1,036,591,626.35	36.956%	$797,160,656.43	31.072%
	ii	A-2 Notes	78443YAB2	0.010%	975,000,000.00	34.760%	975,000,000.00	38.004%
	iii	A-3 Notes	78443YAC0	0.040%	363,000,000.00	12.941%	363,000,000.00	14.149%
	iv	A-4 Notes	78443YAD8	0.060%	338,835,000.00	12.080%	338,835,000.00	13.207%
	v	B Notes	78443YAE6	0.150%	91,541,000.00	3.264%	91,541,000.00	3.568%

		Total Notes			$2,804,967,626.35	100.000%	$2,565,536,656.43	100.000%

	Reserve Account		07/25/2007	10/25/2007
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)
	iii	Specified Reserve Acct Balance ($)	$6,870,394.40	$6,294,129.12
	iv	Reserve Account Floor Balance ($)	$3,003,866.00	$3,003,866.00
	v	Current Reserve Acct Balance ($)	$6,870,394.40	$6,294,129.12

	Other Accounts		07/25/2007	10/25/2007
E	i	Supplemental Loan Purchase Account	$0.00	$0.00

	ii	Capitalized Interest Account	$40,000,000.00	$40,000,000.00
	iii	Floor Income Rebate Account	$23,435.37	$19,086.17

	Asset/Liability		07/25/2007	10/25/2007
F	i	Total Adjusted Pool + Supplemental Loan Purchase Acc	$2,795,028,152.74	$2,563,945,775.15
	ii	Total Outstanding Balance Notes	$2,804,967,626.35	$2,565,536,656.43
	iii	Difference	$(9,939,473.61)	$(1,590,881.28)
	iv	Parity Ratio	0.99646	0.99938

II. 2007-3 Transactions from: 06/30/2007 through: 09/30/2007

A	Student Loan Principal Activity
	i	Regular Principal Collections	$238,469,526.81
	ii	Principal Collections from Guarantor	8,328,232.10
	iii	Principal Reimbursements	343,490.20
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$247,141,249.11

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$86,643.51
	ii	Capitalized Interest	(14,635,328.43)

	iii	Total Non-Cash Principal Activity	$(14,548,684.92)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$232,592,564.19

E	Student Loan Interest Activity
	i	Regular Interest Collections	$14,317,879.35
	ii	Interest Claims Received from Guarantors	309,493.56
	iii	Collection Fees/Returned Items	107,832.78
	iv	Late Fee Reimbursements	355,933.47
	v	Interest Reimbursements	26,346.65
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	3,484,737.86
	viii	Subsidy Payments	14,326,697.28

	ix	Total Interest Collections	$32,928,920.95

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$3,246.23
	ii	Capitalized Interest	14,635,328.43

	iii	Total Non-Cash Interest Adjustments	$14,638,574.66

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$47,567,495.61

I	Non-Reimbursable Losses During Collection Period		$61,272.50

J	Cumulative Non-Reimbursable Losses to Date		$61,272.50

III. 2007-3 Collection Account Activity		06/30/2007	through	09/30/2007

A	Principal Collections
	i	Principal Payments Received		$35,531,423.21
	ii	Consolidation Principal Payments		211,266,335.70
	iii	Reimbursements by Seller		3,257.26
	iv	Borrower Benefits Reimbursements		71,918.94
	v	Reimbursements by Servicer		506.89
	vi	Re-purchased Principal		267,807.11

	vii	Total Principal Collections		$247,141,249.11

B	Interest Collections
	i	Interest Payments Received		$26,887,879.02
	ii	Consolidation Interest Payments		5,550,929.03
	iii	Reimbursements by Seller		(472.03)
	iv	Borrower Benefits Reimbursements		0.00
	v	Reimbursements by Servicer		15,529.39
	vi	Re-purchased Interest		11,289.29
	vii	Collection Fees/Return Items		107,832.78
	viii	Late Fees		355,933.47

	ix	Total Interest Collections		$32,928,920.95

C	Other Reimbursements			$89,774.19

D	Reserves in Excess of the Requirement			$576,265.28

E	Administrator Account Investment Income			$0.00

F	Investment Earnings for Period in Trust Accounts			$3,150,021.91

G	Funds borrowed during previous distribution			$0.00

H	Funds borrowed from subsequent distribution			$0.00

I	Excess Transferred from Supplemental Loan Purchase Accoun			$0.00

J	Funds Released from Capitalized Interest Accoun			$0.00

K	Intial Deposit to the Collection Account			$0.00

L	TOTAL AVAILABLE FUNDS LESS FUNDS PREVIOUSLY REMITTED:			$283,886,231.44
		Servicing Fees to Servicer		$(3,967,704.87)
		Floor Income Rebate Fees to Dept. of Education		$(23,361.18)
		Funds Allocated to the Floor Income Rebate Accoun		$(19,086.17)
		Funds Released from the Floor Income Rebate Account		$23,435.37

M	NET AVAILABLE FUNDS			$279,899,514.59

N	Servicing Fees Due for Current Period			$1,904,143.38

O	Carryover Servicing Fees Due			$0.00

P	Administration Fees Due			$20,000.00

Q	Total Fees Due for Period			$1,924,143.38

IV. 2007-3                     Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	06/30/2007	09/30/2007	06/30/2007	09/30/2007	06/30/2007	09/30/2007	06/30/2007	09/30/2007	06/30/2007	09/30/2007
INTERIM:
In School
Current	6.558%	6.633%	262,041	234,646	29.843%	28.855%	$888,195,537.28	$786,368,991.16	33.125%	32.113%

Grace
Current	6.559%	6.634%	109,312	88,405	12.449%	10.871%	380,318,756.27	$313,684,703.84	14.184%	12.810%

TOTAL INTERIM	6.558%	6.633%	371,353	323,051	42.293%	39.727%	$1,268,514,293.55	$1,100,053,695.00	47.309%	44.923%

REPAYMENT
Active
Current	7.405%	7.497%	247,673	209,887	28.207%	25.810%	$667,482,020.57	$546,862,421.51	24.893%	22.332%
31-60 Days Delinquent	7.345%	7.355%	30,562	32,979	3.481%	4.056%	85,409,772.83	93,287,950.30	3.185%	3.810%
61-90 Days Delinquent	7.322%	7.362%	22,851	19,779	2.602%	2.432%	62,972,380.03	55,151,348.80	2.349%	2.252%
91-120 Days Delinquent	7.335%	7.379%	17,537	15,314	1.997%	1.883%	50,013,447.97	42,198,682.70	1.865%	1.723%
> 120 Days Delinquent	7.311%	7.379%	60,400	61,917	6.879%	7.614%	162,412,122.10	164,741,793.51	6.057%	6.728%

Deferment
Current	6.793%	6.831%	73,910	81,401	8.417%	10.010%	214,653,175.71	235,060,755.15	8.005%	9.599%

Forbearance
Current	7.360%	7.396%	53,334	53,757	6.074%	6.611%	168,343,952.40	169,005,005.16	6.278%	6.902%

TOTAL REPAYMENT	7.286%	7.329%	506,267	475,034	57.658%	58.416%	$1,411,286,871.61	$1,306,307,957.13	52.633%	53.346%

Claims in Process (1)	7.368%	7.390%	433	15,102	0.049%	1.857%	$1,550,909.17	$42,397,858.01	0.058%	1.731%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	6.934%	7.009%	878,053	813,187	100.000%	100.000%	$2,681,352,074.33	$2,448,759,510.14	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchas

*	Percentages may not total 100% due to rounding.

V. 2007-3 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%
- GSL — Subsidized	6.956%	461,148	$1,198,416,235.36	48.940%
- GSL — Unsubsidized	6.891%	322,669	1,065,610,799.04	43.516%
- PLUS Loans	8.064%	27,200	177,214,853.82	7.237%
- SLS Loans	8.241%	2,170	7,517,621.92	0.307%

- Total	7.009%	813,187	$2,448,759,510.14	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%
-Four Year	6.963%	587,705	$1,915,843,490.84	78.237%
-Two Year	7.137%	158,320	364,114,701.42	14.869%
-Technical	7.259%	67,156	168,787,295.92	6.893%
-Other	6.679%	6	14,021.96	0.001%

- Total	7.009%	813,187	$2,448,759,510.14	100.000%

*	Percentages may not total 100% due to rounding
GSL — Guaranteed Stafford Loan
PLUS — Parent Loans for Undergraduate Students
SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994

VI. 2007-3 Interest Accruals

A Borrower Interest Accrued During Collection Period	$32,900,276.74
B Interest Subsidy Payments Accrued During Collection Period	12,444,364.36
C Special Allowance Payments Accrued During Collection Period	2,807,044.59
D Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	3,150,021.91
E Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F Net Expected Interest Collections	$51,301,707.60
VII. 2007-3 Accrued Interest Factors

	Accrued		Record Date
	Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A Class A-1 Interest Rate	0.013672222	07/25/2007 — 10/25/2007	1 NY Business Day	5.35000%	LIBOR
B Class A-2 Interest Rate	0.013723333	07/25/2007 — 10/25/2007	1 NY Business Day	5.37000%	LIBOR
C Class A-3 Interest Rate	0.013800000	07/25/2007 — 10/25/2007	1 NY Business Day	5.40000%	LIBOR
D Class A-4 Interest Rate	0.013851111	07/25/2007 — 10/25/2007	1 NY Business Day	5.42000%	LIBOR
E Class B Interest Rate	0.014081111	07/25/2007 — 10/25/2007	1 NY Business Day	5.51000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2007-3 Inputs From Prior Period 06/30/2007

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,681,352,074.33
	ii	Interest To Be Capitalized	66,805,684.01

	iii	Total Pool	$2,748,157,758.34
	iv	Capitalized Interest	40,000,000.00
	v	Specified Reserve Account Balance	6,870,394.40

	vi	Total Adjusted Pool	$2,795,028,152.74

B	Total Note Factor		0.919246801
C	Total Note Balance		$2,804,967,626.35

D	Note Balance 07/25/2007		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Current Factor	0.807943590	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$1,036,591,626.35	$975,000,000.00	$363,000,000.00	$338,835,000.00	$91,541,000.00
	iii	Note Principal Shortfall	$9,939,473.61	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$6,870,394.40
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2007-3 Waterfall for Distributions

				Remaining
				Funds Balance

A	Total Available Funds ( Section III-M )		$279,899,514.59	$279,899,514.59

B	Primary Servicing Fees — Current Month		$1,904,143.38	$277,995,371.21

C	Administration Fee		$20,000.00	$277,975,371.21

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$14,172,511.07	$263,802,860.14
	ii	Class A-2	$13,380,250.00	$250,422,610.14
	iii	Class A-3	$5,009,400.00	$245,413,210.14
	iv	Class A-4	$4,693,241.23	$240,719,968.91

	v	Total Class A Interest Distribution	$37,255,402.30

E	Class B Noteholders’ Interest Distribution Amoun		$1,288,998.99	$239,430,969.92

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$239,430,969.92	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00

	v	Total Class A Principal Distribution	$239,430,969.92

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,448,759,510.14
	ii	Borrower Interest Accrued	32,900,276.74
	iii	Interest Subsidy Payments Accrued	12,444,364.36
	iv	Special Allowance Payments Accrued	2,807,044.59
	v	Reserve Account Balance (after any reinstatement)	6,294,129.12
	vi	Capitalized Interest Account Balance	40,000,000.00
	viii	Less Specified Reserve Account Balance	(6,294,129.12)

	ix	Total	$2,536,911,195.83

	x	Class A Notes Outstanding (after application of available funds)	$2,473,995,656.43

	xi	Insolvency Event or Event of Default Under Indenture	N

	xii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (x > ix or xi = Y)	N

X. 2007-3 Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$6,870,394.40
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$6,870,394.40
	iv	Required Reserve Account Balance	$6,294,129.12
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$576,265.28
	vii	Ending Reserve Account Balance	$6,294,129.12

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		03/29/2007
	i	Beginning Balance	$0.00
	ii	Supplemental Loan Purchases	$0.00
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$0.00

C	Capitalized Interest Account
	Capitalized Interest Account Release Date		04/25/2008
	i	Beginning Balance	$40,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$40,000,000.00

D	Floor Income Rebate Accoun
	i	Beginning Balance	$23,435.37
	ii	Deposits for the Period	$19,086.17
	iii	Release to Collection Account	$(23,435.37)

	iv	Ending Balance	$19,086.17

XI. 2007-3 Distributions

				Class A-1	Class A-2	Class A-3	Class A-4	Class B
A	Distribution Amounts
	i	Quarterly Interest Due		$14,172,511.07	$13,380,250.00	$5,009,400.00	$4,693,241.23	$1,288,998.99
	ii	Quarterly Interest Paid		14,172,511.07	13,380,250.00	5,009,400.00	4,693,241.23	1,288,998.99

	iii	Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due		$241,021,851.20	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid		239,430,969.92	0.00	0.00	0.00	0.00
	ix	Quarterly Principal Shortfall		$1,590,881.28	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount		$253,603,480.99	$13,380,250.00	$5,009,400.00	$4,693,241.23	$1,288,998.99

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/07	$2,804,967,626.35
	ii	Adjusted Pool Balance	9/30/07	2,563,945,775.15

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$241,021,851.20

	iv	Adjusted Pool Balance	6/30/07	$2,795,028,152.74
	v	Adjusted Pool Balance	9/30/07	2,563,945,775.15

	vi	Current Principal Due (iv — v)		$231,082,377.59
	vii	Notes Issued Exceeding Adjusted Pool Balance		9,939,473.61

	viii	Principal Distribution Amount (vi + vii)		$241,021,851.20

	ix	Principal Distribution Amount Paid		$239,430,969.92

	x	Principal Shortfall (viii — ix)		$1,590,881.28

C		Total Principal Distribution		$239,430,969.92
D		Total Interest Distribution		38,544,401.29

E		Total Cash Distributions		$277,975,371.21

					Paydown
				07/25/2007	Factor	10/25/2007
F	Note Balances
	i	A-1 Note Balance	78443YAA4	$1,036,591,626.35		$797,160,656.43
		A-1 Note Pool Factor		0.807943590	0.186618059	0.621325531

	ii	A-2 Note Balance	78443YAB2	$975,000,000.00		$975,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443YAC0	$363,000,000.00		$363,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443YAD8	$338,835,000.00		$338,835,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78443YAE6	$91,541,000.00		$91,541,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2007-3 Historical Pool Information

			7/1/07 — 9/30/07	4/1/07 — 6/30/07	3/15/07 — 3/31/07
Beginning Student Loan Portfolio Balance			$2,681,352,074.33	$2,898,798,699.55	$2,891,141,740.39

	Student Loan Principal Activity
	i	Regular Principal Collections	$238,469,526.81	$231,811,301.57	$41,646,379.08
	ii	Principal Collections from Guarantor	8,328,232.10	1,816,018.03	42,706.26
	iii	Principal Reimbursements	343,490.20	426,541.28	50,181.13
	iv	Other System Adjustments	0.00	0.00	0.00

	v	Total Principal Collections	$247,141,249.11	$234,053,860.88	$41,739,266.47

	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$86,643.51	$21,738.00	$8,103.73
	ii	Capitalized Interest	(14,635,328.43)	(16,628,973.66)	(3,518,896.16)
	iii	Total Non-Cash Principal Activity	$(14,548,684.92)	$(16,607,235.66)	$(3,510,792.43)

	Student Loan Principal Purchases		$0.00	$0.00	$(45,885,433.20)

(-)	Total Student Loan Principal Activity		$232,592,564.19	$217,446,625.22	$(7,656,959.16)

	Student Loan Interest Activity
	i	Regular Interest Collections	$14,317,879.35	$13,316,469.41	$2,352,755.79
	ii	Interest Claims Received from Guarantors	309,493.56	32,225.74	429.30
	iii	Collection Fees/Returned Items	107,832.78	123,016.61	23,904.20
	iv	Late Fee Reimbursements	355,933.47	347,677.31	88,142.83
	v	Interest Reimbursements	26,346.65	8,475.99	760.61
	vi	Other System Adjustments	0.00	0.00	0.00
	vii	Special Allowance Payments	3,484,737.86	684,189.66	0.00
	viii	Subsidy Payments	14,326,697.28	2,874,700.95	0.00

	ix	Total Interest Collections	$32,928,920.95	$17,386,755.67	$2,465,992.73

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$3,246.23	$1,754.53	$3,476.99
	ii	Capitalized Interest	14,635,328.43	16,628,973.66	3,518,896.16

	iii	Total Non-Cash Interest Adjustments	$14,638,574.66	$16,630,728.19	$3,522,373.15

	Student Loan Interest Purchases		$0.00	$0.00	$(1,126,271.51)

	Total Student Loan Interest Activity		$47,567,495.61	$34,017,483.86	$4,862,094.37

(=)	Ending Student Loan Portfolio Balance		$2,448,759,510.14	$2,681,352,074.33	$2,898,798,699.55

(+)	Interest to be Capitalized		$68,892,135.89	$66,805,684.01	$65,802,432.11

(=)	TOTAL POOL		$2,517,651,646.03	$2,748,157,758.34	$2,964,601,131.66

(+)	Capitalized Interest		$40,000,000.00	$40,000,000.00	$40,000,000.00

(+)	Reserve Account Balance		$6,294,129.12	$6,870,394.40	$7,411,502.83

(=)	Total Adjusted Pool		$2,563,945,775.15	$2,795,028,152.74	$3,012,012,634.49

XIII. 2007-3 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-07	$2,964,601,132	10.52%

Jul-07	$2,748,157,758	20.72%

Oct-07	$2,517,651,646	23.60%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.